Prospectus Supplement
John Hancock Funds II (the Trust)
Small Cap Growth Fund (the fund)
Supplement dated September 28, 2023 to the current prospectus, as may be supplemented (the Prospectus)
Effective on or about November 29, 2023 (the “Effective Date”), the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.
At its meeting held on September 26‑28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) will be the sole subadvisor to the fund. Accordingly, as of the Effective Date, all references to Redwood Investments and its portfolio managers as part of the fund’s portfolio management team will be removed from the Prospectus. In addition, at the same meeting, the Board also approved a reduction in the fund’s management fee schedule as of the Effective Date.
In connection with the Board actions described above, as of the Effective Date, the Prospectus will be further hereby amended as follows:

1.	The fund’s name will be changed to Small Cap Dynamic Growth Fund, and all references to Small Cap Growth Fund will be changed to reflect the fund’s new name.

2.	The “Annual fund operating expenses” table and the “Expense example” table under “Fees and expenses” in the “Fund summary” section for the fund will be amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee[1]	0.85	0.85	0.85	0.85
Distribution and service (Rule 12b‑1) fees	0.25	1.00	0.00	0.00
Other expenses	0.18	0.18	0.18	0.07
Total annual fund operating expenses	1.28	2.03	1.03	0.92
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.27	2.02	1.02	0.91

1	“Management fee” has been restated to reflect the contractual management fee schedule effective on or about November 29, 2023.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Expenses ($)	A	C		I	R6
		Sold	Not Sold
1 year	623	305	205	104	93
3 years	885	636	636	327	292
5 years	1,166	1,092	1,092	568	509
10 years	1,967	2,165	2,165	1,259	1,130

3.	The “Principal investment strategies” portion of the “Fund summary” section of the Prospectus will be revised and restated in its entirety as follows:
Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small‑cap companies. The fund defines small‑cap companies as those that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000 Growth Index (approximately $10.5 billion as of October 31, 2022).
The fund invests mainly in common stocks, but it may also invest in exchange-traded funds (ETFs) to a limited extent, generally for purposes of gaining temporary market exposure.
The manager’s growth philosophy and process is focused on fundamental, bottom‑up stock selection and includes three key elements: (i) positive fundamental changes, (ii) sustainable earnings growth, and (iii) an attractive valuation. The manager’s investment process generally begins with the broad universe of securities included in U.S. small capitalization indices. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the Russell 2000 Growth Index. The manager then focuses its fundamental research by collecting, scoring and monitoring forward-looking operational data related to specific companies, industries, and sectors. It then seeks to identify quantifiable changes by consistently tracking these data points.
Once the manager has identified a positive change, it holistically assesses the key company, industry, sector, macro and country stock drivers and compares them to consensus expectations. The fund may focus its investments in a particular sector or sectors of the economy. The manager then determines a risk/return rating for each company it has identified. This ranking is utilized by the portfolio management team to build a portfolio with consistent and balanced risk/return characteristics.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The operational metrics and investment thesis of the portfolio’s holdings are continuously monitored to ensure the ranking and weighting of each security in the portfolio is appropriate given the level of risk/return. The fund may trade securities actively as the investment thesis improves or deteriorates.

4.	The following risk will be added to the fund’s “Principal risks of investing in the fund” in the “Fund summary” section of the Prospectus:
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.

5.
The “Foreign securities risk” and “Initial public offerings (IPOs) risk” will be removed from the “Fund summary – Principal risks of investing in the fund” and “Fund details – Principal risks of investing” sections of the Prospectus.

6.	The following disclosure will be added as the first paragraph under “A note on performance” under “Past performance” in the “Fund summary” section for the fund:
Prior to the Effective Date, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to Axiom. The fund’s performance shown below might have differed materially had Axiom managed the fund prior to the Effective Date.

7.	Matthew Franco, CFA and David Kim, CFA will be portfolio managers of the fund. Franco and Mr. Kim will be jointly and primarily responsible for the day‑to‑day management of the fund’s portfolio.

The following will replace in its entirety the subadvisor information in the “Fund summary” section of the Prospectus under the heading “Investment management”:
Investment Advisor John Hancock Investment Management LLC
Subadvisor Axiom Investors LLC (Axiom)
Additionally, the following will replace in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Matthew Franco, CFA Managing Director and Portfolio Manager Managed the fund since 2023	David Kim, CFA Senior Vice President and Portfolio Manager Managed the fund since 2023

8.
The disclosure under “Principal investment strategies” relating to the fund in the “Additional information about the funds” section of the Prospectus will be revised and restated in its entirety as follows:

Investment objective Investment objective: To seek long-term capital appreciation.
The fund’s investment objective is to seek long-term capital appreciation. The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.
Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small‑cap companies. The fund defines small‑cap companies as those that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000 Growth Index (approximately $10.5 billion as of October 31, 2022).
The fund invests mainly in common stocks, but it may also invest in exchange-traded funds (ETFs) to a limited extent, generally for purposes of gaining temporary market exposure.
The manager’s growth philosophy and process is focused on fundamental, bottom‑up stock selection and includes three key elements: (i) positive fundamental changes, (ii) sustainable earnings growth, and (iii) an attractive valuation. The manager’s investment process generally begins with the broad universe of securities included in U.S. small capitalization indices. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the Russell 2000 Growth Index. The manager then focuses its fundamental research by collecting, scoring and monitoring forward-looking operational data related to specific companies, industries, and sectors. It then seeks to identify quantifiable changes by consistently tracking these data points.
Once the manager has identified a positive change, it holistically assesses the key company, industry, sector, macro and country stock drivers and compares them to consensus expectations. The fund may focus its investments in a particular sector or sectors of the economy. The manager then determines a risk/return rating for each company it has identified. This ranking is utilized by the portfolio management team to build a portfolio with consistent and balanced risk/return characteristics.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The operational metrics and investment thesis of the portfolio’s holdings are continuously monitored to ensure the ranking and weighting of each security in the portfolio is appropriate given the level of risk/return. The fund may trade securities actively as the investment thesis improves or deteriorates.
Temporary defensive investing
The fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.

9.	The following risk under “Principal risks of investing” in the “Fund details” section of the Prospectus will be revised and restated as follows:
ESG integration risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.

10.	The management fee table under “Management fee” in the “Who’s Who” section for the fund will be amended and restated as follows:

Average daily net assets ($)	Annual rate (%)
First 450 million	0.850
Next 450 million	0.820
Excess over 900 million*	0.790

*	If aggregate net assets exceed $900 million, the rate applies retroactively to all assets.

11.	The following information under “Subadvisor” in the “Fund details” section of the Prospectus will be revised and restated as follows:
The subadvisor handles the fund’s portfolio management activities, subject to oversight by the advisor.
Axiom Investors LLC
33 Benedict Place
Greenwich, CT 06830
Axiom Investors LLC (Axiom) was formed on September 1, 1998, as an independent investment advisor specialized in managing international equity portfolios. Axiom has been registered as an investment advisor with the United States Securities and Exchange Commission (SEC) since inception. Axiom is the operating subsidiary of Axiom Investors, L.P., the principal owner of which is Andrew Jacobson. As of December 31, 2022, its assets under management were $16.58 billion. Axiom conducts its business as “Axiom Investors.” Axiom seeks to consistently provide top‑tier investment performance by implementing its investment philosophy rigorously across all products while monitoring its growth levels to ensure that Axiom meets its objectives. Axiom’s targeted markets include institutions, pension plans, investment companies, government entities, and banking institutions.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day‑to‑day management of the fund’s portfolio. The managers are employed by Axiom. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Matthew Franco, CFA

•	Managing Director and Portfolio Manager

•	Managed the fund since 2023

•	Joined Axiom in 1998
David Kim, CFA

•	Senior Vice President and Portfolio Manager

•	Managed the fund since 2023

•	Joined Axiom in 2005
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement

John Hancock Funds II (the Trust)

Small Cap Growth Fund (the fund)

Supplement dated September 28, 2023 to the current NAV prospectus, as may be supplemented (the Prospectus)

Effective on or about November 29, 2023 (the “Effective Date”), the following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.

At its meeting held on September 26-28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) will be the sole subadvisor to the fund. Accordingly, as of the Effective Date, all references to Redwood Investments and its portfolio managers as part of the fund’s portfolio management team will be removed from the Prospectus. In addition, at the same meeting, the Board also approved a reduction in the fund’s management fee schedule effective as of the Effective Date.

In connection with the Board actions described above, as of the Effective Date, the Prospectus will be further hereby amended as follows:

1.	The fund’s name will be changed to Small Cap Dynamic Growth Fund, and all references to Small Cap Growth Fund will be changed to reflect the fund’s new name.

2.	The “Annual fund operating expenses” table and the “Expense example” table under “Fees and expenses” in the “Fund summary” section for the fund will be amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.85
Other expenses	0.06
Total annual fund operating expenses	0.91
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	0.90

1	“Management fee” has been restated to reflect the contractual management fee schedule effective on or about November 29, 2023.
2

The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Expenses ($)	NAV
1 year	92
3 years	289
5 years	503
10 years	1,119

3.	The “Principal investment strategies” portion of the “Fund summary” section of the Prospectus will be revised and restated in its entirety as follows:

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small-cap companies. The fund defines small-cap companies as those that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000 Growth Index (approximately $10.5 billion as of October 31, 2022).

The fund invests mainly in common stocks, but it may also invest in exchange-traded funds (ETFs) to a limited extent, generally for purposes of gaining temporary market exposure.

The manager’s growth philosophy and process is focused on fundamental, bottom-up stock selection and includes three key elements: (i) positive fundamental changes, (ii) sustainable earnings growth, and (iii) an attractive valuation. The manager’s investment process generally begins with the broad universe of securities included in U.S. small capitalization indices. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the Russell 2000 Growth Index. The manager then focuses its fundamental research by collecting, scoring and monitoring forward-looking operational data related to specific companies, industries, and sectors. It then seeks to identify quantifiable changes by consistently tracking these data points.

Once the manager has identified a positive change, it holistically assesses the key company, industry, sector, macro and country stock drivers and compares them to consensus expectations. The fund may focus its investments in a particular sector or sectors of the economy. The manager then determines a risk/return rating for each company it has identified. This ranking is utilized by the portfolio management team to build a portfolio with consistent and balanced risk/return characteristics.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

The operational metrics and investment thesis of the portfolio’s holdings are continuously monitored to ensure the ranking and weighting of each security in the portfolio is appropriate given the level of risk/return. The fund may trade securities actively as the investment thesis improves or deteriorates.

4.	The following risk will be added to the fund’s “Principal risks of investing in the fund” in the “Fund summary” section of the Prospectus:

ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria:

5.	The “Foreign securities risk” and “Initial public offerings (IPOs) risk” will be removed from the “Fund summary – Principal risks of investing in the fund” section for the fund in the Prospectus.

6.	The following disclosure will be added as the first paragraph under “A note on performance” under “Past performance” in the “Fund summary” section for the fund:

Prior to the Effective Date, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to Axiom. The fund’s performance shown below might have differed materially had Axiom managed the fund prior to the Effective Date.

7.	Matthew Franco, CFA and David Kim, CFA will be portfolio managers of the fund. Mr. Franco and Mr. Kim will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

The following will replace in its entirety the subadvisor information in the “Fund summary” section of the Prospectus for this fund under the heading “Investment management”:

Investment Advisor John Hancock Investment Management LLC

Subadvisor Axiom Investors LLC (Axiom)

The following will replace in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Matthew Franco, CFA Managing Director and Portfolio Manager Managed the fund since 2023	David Kim, CFA Senior Vice President and Portfolio Manager Managed the fund since 2023

8.

The disclosure under “Principal investment strategies” relating to the fund in the “Additional information about the funds” section of the Prospectus will be revised and restated in its entirety as follows:

Small Cap Dynamic Growth Fund

Investment objective: To seek long-term capital appreciation.

The fund’s investment objective is to seek long-term capital appreciation. The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small-cap companies. The fund defines small-cap companies as those that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000 Growth Index (approximately $10.5 billion as of October 31, 2022).

The fund invests mainly in common stocks, but it may also invest in exchange-traded funds (ETFs) to a limited extent, generally for purposes of gaining temporary market exposure.

The manager’s growth philosophy and process is focused on fundamental, bottom-up stock selection and includes three key elements: (i) positive fundamental changes, (ii) sustainable earnings growth, and (iii) an attractive valuation. The manager’s investment process generally begins with the broad universe of securities included in U.S. small capitalization indices. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the Russell 2000 Growth Index. The manager then focuses its fundamental research by collecting, scoring and monitoring forward-looking operational data related to specific companies, industries, and sectors. It then seeks to identify quantifiable changes by consistently tracking these data points.

Once the manager has identified a positive change, it holistically assesses the key company, industry, sector, macro and country stock drivers and compares them to consensus expectations. The fund may focus its investments in a particular sector or sectors of the economy. The manager then determines a risk/return rating for each company it has identified. This ranking is utilized by the portfolio management team to build a portfolio with consistent and balanced risk/return characteristics.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

The operational metrics and investment thesis of the portfolio’s holdings are continuously monitored to ensure the ranking and weighting of each security in the portfolio is appropriate given the level of risk/return. The fund may trade securities actively as the investment thesis improves or deteriorates.

9.	The following information under “Subadvisory arrangements and management biographies” in the Fund details section of the Prospectus will be added, in alphabetical order, as follows:

Axiom Investors LLC (“Axiom”)

Axiom, located at 33 Benedict Place, Greenwich, Connecticut, was formed on September 1, 1998, as an independent investment advisor specialized in managing international equity portfolios. Axiom has been registered as an investment advisor with the United States Securities and Exchange Commission (SEC) since inception. Axiom is the operating subsidiary of Axiom Investors, L.P., the principal owner of which is Andrew Jacobson. As of December 31, 2022, its assets under management were $16.58 billion. Axiom conducts its business as “Axiom Investors.” Axiom seeks to consistently provide top-tier investment performance by implementing its investment philosophy rigorously across all products while monitoring its growth levels to ensure that Axiom meets its objectives. Axiom’s targeted markets include institutions, pension plans, investment companies, government entities, and banking institutions. Axiom has identified the following persons as jointly and primarily responsible for the day-to-day management of the fund’s portfolio as set forth below. These managers are employed by Axiom.

Fund	Portfolio Managers
Small Cap Dynamic Growth Fund	Matthew Franco, CFA David Kim, CFA

Matthew Franco, CFA

•	Managing Director and Portfolio Manager

•	Managed the fund since 2023

•	Joined Axiom in 1998

David Kim, CFA

•	Senior Vice President and Portfolio Manager

•	Managed the fund since 2023

•	Joined Axiom in 2005

10.	The management fee table for the fund as shown in “Appendix A: Schedule of Management Fees” of the Prospectus will be amended and restated for the fund as follows:

Small Cap Dynamic Growth Fund	0.850% – First $450 million;
0.820% – Next $450 million; and
0.790% – Excess over $900 million*†.

* If aggregate net assets exceed $900 million, the rate applies retroactively to all assets.
† The fee schedule above became effective on November 29, 2023.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Funds II (the Trust)

Small Cap Growth Fund (the fund)

Supplement dated September 28, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective on or about November 29, 2023 (the “Effective Date”), the following information supplements and supersedes any information to the contrary relating to the fund contained in the SAI.

At its meeting held on September 26-28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) will be the sole subadvisor to the fund. Accordingly, as of the Effective Date, all references to Redwood Investments and its portfolio managers as part of the fund’s portfolio management team will be removed from the SAI.

In connection with the Board actions described above, the fund’s name will be changed, as of the Effective Date, to Small Cap Dynamic Growth Fund, and all references to Small Cap Growth Fund will be changed to reflect the fund’s new name.

As of the Effective Date, Matthew Franco, CFA and David Kim, CFA will be added as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the disclosure under “APPENDIX B—PORTFOLIO MANAGER INFORMATION” will be amended and supplemented to include Axiom as the subadvisor of the fund, as it specifically relates to the fund’s portfolio managers, as follows:

AXIOM INVESTORS LLC (“Axiom”)

Small Cap Dynamic Growth Fund

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

Matthew Franco, CFA, and David Kim, CFA, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

The following table reflects information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.

The following table reflects information as of August 31, 2023:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Matthew Franco, CFA	2	$134.09	7	$537.83	7	$491.40
David Kim, CFA	2	$134.09	11	$3,549.66	5	$270.71

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Matthew Franco, CFA	0	$0.00	2	$100.87	0	$0.00
David Kim, CFA	0	$0.00	2	$100.87	0	$0.00

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of August 31, 2023. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. The portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned[1]
Small Cap Dynamic Growth Fund
Matthew Franco, CFA	$100,001–$500,000
David Kim, CFA	$500,001–$1,000,000

[1]	As of August 31, 2023, Matthew Franco, CFA and David Kim, CFA beneficially owned $0 and $0, respectively, of the fund.

POTENTIAL CONFLICTS OF INTEREST

Axiom conducts an annual review of our business practices to identify those that might pose a conflict of interest between Axiom and its clients. The firm has adopted policies and procedures designed to mitigate any potential conflicts of interest. The Chief Compliance Officer assures that all relevant disclosure concerning potential conflicts of interest are included in Form ADV, and will review existing policies and procedures designed to address such conflicts and will develop and implement additional policies and procedures, as needed. Axiom summarizes the results of the annual Conflicts of Interest review in the annual review of policies and procedures in accordance with Rule 206(4)-7.

COMPENSATION

All employees receive a competitive base salary and bonus. Bonuses are a function of overall firm performance as well as individual contribution to that performance. In addition, as the firm is 100% employee-owned, the opportunity to participate in the ownership through direct equity is offered to key contributors.

Portfolio Manager Compensation Structure: Base salary, equity partnership (all PMs are partners), and bonus. A percentage of the bonus is in the form of deferred compensation on a vesting schedule. Axiom’s portfolio managers have a mandatory investment in the strategies they manage that are 100% vested after a 5-year period.

Analyst Compensation Structure: Base salary, equity partnership (if applicable), and bonus. A percentage of the analysts’ discretionary bonus comes in the form of deferred compensation on a vesting schedule. Axiom is committed to providing a pathway for senior analysts to become partners of the firm and share in the long term economics which further aligns interests and best practices.

You should read this supplement in conjunction with the SAI and retain it for your future reference.